Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock-Based Compensation [Abstract]
Stock-Based Compensation

9.            Stock-Based Compensation

A summary of stock option activity under the 2011 Long-Term Incentive Plan as of March 31, 2013, and changes during the three months ended March 31, 2013, are presented below:

			Weighted
	Stock	Weighted average	average remaining	Aggregate
	options	exercise price	contractual term	intrinsic value

Balance December 31, 2012	168,400	$11.85	6.6	$74,500
Granted	73,000	$5.60	10.0	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of March 31, 2013	241,400	$9.96	7.5	$74,500
Exercisable as of March 31, 2013	143,667	$13.11	6.3	$32,780

As of March 31, 2013, there were 458,600 shares available for future grants under the Company's 2011 Long-Term Incentive Plan.

Expense for stock-based compensation recorded for the three months ended March 31, 2013 and 2012 was approximately $67,000 and $65,000, respectively. At March 31, 2013, the Company had total stock-based compensation expense remaining to be recognized in the statement of earnings of approximately $0.2 million.

13.	Stock-Based Compensation

On December 2, 2009, the Company adopted the 2009 Equity Incentive Plan (the "2009 Plan") for the purpose of issuing incentive stock options intended to qualify under Section 422 of the Internal Revenue Code of 1986, as amended, non-qualified stock options, restricted stock, stock appreciation rights, performance unit awards and stock bonus awards to employees, directors, consultants and other service providers. A total of 320,000 shares of common stock are reserved for issuance under the 2009 Plan. Options may be granted under the 2009 Plan on terms and at prices as determined by the board of directors or by the plan administrators appointed by the board of directors.

On May 11, 2011, the board of directors of the Company adopted the Pioneer Power Solutions, Inc. 2011 Long-Term Incentive Plan (the "2011 Plan") which was subsequently approved by stockholders of the Company on May 31, 2011. The 2011 Plan replaces and supersedes the 2009 Plan. The Company's outside directors and employees, including the Company's principal executive officer, principal financial officer and other named executive officers, and certain contractors are all eligible to participate in the 2011 Plan. The 2011 Plan allows for the granting of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights, and other awards, which may be granted singly, in combination, or in tandem, and upon such terms as are determined by the Board or a committee of the Board that is designated to administer the Plan. Subject to certain adjustments, the maximum number of shares of the Company's common stock that may be delivered pursuant to awards under the 2011 Plan is 700,000 shares. As of December 31, 2012, 168,400 stock options had been granted, consisting of 107,200 incentive stock options and 61,200 non-qualified stock options.

Expense for stock-based compensation recorded for the years ended December 31, 2012 and 2011 was approximately $0.3 million and $0.3 million, respectively. All of the stock-based compensation expense is included in selling, general and administrative expenses in the accompanying consolidated statements of earnings. As of December 31, 2012, the Company had total stock-based compensation expense remaining to be recognized of approximately $0.1 million.

The fair value of the stock options granted during the years ended December 31, 2012 and 2011was measured using the Black-Scholes valuation model with the following assumptions:

	Year Ended December 31,
	2012	2011
Expected Volatility	39 - 43%	46 - 50%
Expected life	3.5 - 6.0	3.5 - 6.0
Risk-free interest rate	0.70 - 1.34%	1.49 - 2.55%
Dividend yield	0%	0%

A summary of stock option activity for the years ended December 31, 2012 and 2011, and changes during the years then ended is presented below:

			Weighted
	Stock	Weighted average	average remaining	Aggregate
	options	exercise price	contractual term	intrinsic value

Balance December 31, 2010	110,000	$15.29	-	-
Granted	8,400	12.29	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balance December 31, 2011	118,400	$15.07	7.0	$-
Exercisable as of December 31, 2011	38,000	$15.29	7.0	$-

Balance December 31, 2011	118,400	$15.07	7.0	$-
Granted	50,000	4.22	7.9	74,500
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2012	168,400	$11.85	6.6	$74,500
Exercisable as of December 31, 2012	78,933	$15.09	6.1	$-

Intrinsic value is the difference between the market value of the stock at December 31, 2012 and the exercise price which is aggregated for all options outstanding and exercisable. A summary of the weighted-average grant-date fair value of options, total intrinsic value of options exercised, and cash receipts from options exercised is shown below (in thousands, except per share amounts):

	Year Ended December 31,
	2012	2011	2010
Weighted-average fair value of options granted (per share)	$1.54	$5.20	$6.70
Intrinsic value gain of options exercised	-	-	-
Cash receipts from exercise of options	-	-	-